Document and Entity Information	Dec. 30, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001662972
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 30, 2022
Entity Registrant Name	Blackstone Real Estate Income Trust, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	000-55931
Entity Tax Identification Number	81-0696966
Entity Address, Address Line One	345 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	(212)
Local Phone Number	583-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false